Payable taxes and other accrued expenses	12 Months Ended
Dec. 31, 2022
Payable taxes and other accrued expenses
Payable taxes and other accrued expenses

13.         Payable taxes and other accrued expenses

Tax payable and other accrued expenses are comprised of the following:

	December 31,
	2022		2021		2020
Accrued expenses	Ps.	265,358	Ps.	210,515	Ps.	172,847
Taxes payable other than income tax		551,133		713,850		153,046
Accrued interest		147,115		73,489		44,295
	Ps.	963,606	Ps.	997,854	Ps.	370,188